File Nos.  2-98772
                                                                        811-4347

              As filed with the Securities and Exchange Commission
                              On November 16, 1995


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No.                    /   /

       Post-Effective Amendment No.  25               / X /
                                    ----              ---


 REGISTRATION STATEMENT UNDER THE INVESTMENT
           COMPANY ACT OF 1940

       Amendment No.  26                             / X /

                                    GMO TRUST
               (Exact Name of Registrant as Specified in Charter)

                   40 Rowes Wharf, Boston, Massachusetts 02110
                    (Address of principal executive offices)

                                  617-330-7500
              (Registrant's telephone number, including area code)

                                 with a copy to:

          R. Jeremy Grantham               J.B. Kittredge, Esq.
          GMO Trust                        Ropes & Gray
          40 Rowes Wharf                   One International Place
          Boston, Massachusetts 02110      Boston, Massachusetts  02110
                    (Name and address of agents for service)


 It is proposed that this filing will become effective:

 / X /  Immediately upon filing pursuant to paragraph (b), or

 /   /  60 days after filing pursuant to paragraph (a), or

 /   /  On          , 1995 pursuant to paragraph (b), or


 /   /  On          , 1995 pursuant to paragraph (a), of Rule 485.

        The Registrant elects to register a definite number of shares, shown below, pursuant to Section 24(e) of the Investment Company Act of 1940, as amended.

 Title of
 Securities                                 Proposed Maximum          Proposed Maximum
 Being                Amount Being          Offering Price            Aggregate             Amount
 Registered           Registered            Per Unit                  Offering Price        of Fee

 shares of            38,501,027            $19.48*                   $750,000,000          $150,000
 beneficial
 interest,
 no par val,
 GMO Core Fund

 *This number is based on the offering price of the specified series of the Registrant in accordance with Rule 457(d).


 Title of
 Securities                                 Proposed Maximum          Proposed Maximum
 Being                Amount Being          Offering Price            Aggregate             Amount
 Registered           Registered            Per Unit                  Offering Price        of Fee

 shares of            64,075,182            $23.41*                   $1,500,000,000        $300,000
 beneficial
 interest,
 no par val,
 GMO International
 Core Fund

 *This number is based on the offering price of the specified series of the Registrant in accordance with Rule 457(d).


 Title of
 Securities                                 Proposed Maximum          Proposed Maximum
 Being                Amount Being          Offering Price            Aggregate             Amount
 Registered           Registered            Per Unit                  Offering Price        of Fee

 shares of            14,124,294            $10.62*                   $150,000,000          $30,000
 beneficial
 interest,
 no par val,
 GMO Currency
 Hedged International
 Core Fund

 *This number is based on the offering price of the specified series of the Registrant in accordance with Rule 457(d).


 Title of
 Securities                                 Proposed Maximum          Proposed Maximum
 Being                Amount Being          Offering Price            Aggregate             Amount
 Registered           Registered            Per Unit                  Offering Price        of Fee

 shares of            52,854,123            $9.46*                    $500,000,000          $100,000
 beneficial
 interest,
 no par val,
 GMO Emerging
 Markets Fund

 *This number is based on the offering price of the specified series of the Registrant in accordance with Rule 457(d).



 Title of
 Securities                                 Proposed Maximum          Proposed Maximum
 Being                Amount Being          Offering Price            Aggregate             Amount
 Registered           Registered            Per Unit                  Offering Price        of Fee

 shares of            9,407,338             $10.63*                   $100,000,000          $20,000
 beneficial
 interest,
 no par val,
 GMO Global Hedged
 Equity Fund

 *This number is based on the offering price of the specified series of the Registrant in accordance with Rule 457(d).



        Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has also registered an indefinite number or amount of its shares of beneficial interest. The Registrant will file a Rule 24f-2 Notice with respect to the Registrant's fiscal year ended February 28, 1996 on or about April 28, 1996.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 25 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 16th day of November, 1995.

                                       GMO Trust

                                       By: /S/ R. Jeremy Grantham
                                       R. Jeremy Grantham
                                       Title:  President - Domestic Quantitative

        Pursuant to the Securities Act of 1933, this Post-Effective Amendment No. 25 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                               Title                            Date

/S/ R. Jeremy Grantham                   President-Domestic         November 16, 1995
----------------------
R. Jeremy Grantham                       Quantitative; Principal
                                         Executive Officer;
                                         Trustee

KINGLSEY DURANT*                         Treasurer; Principal       November 16, 1995
Kingsley Durant                          Financial and
                                         Accounting Officer

HARVEY R. MARGOLIS*                      Trustee                    November 16, 1995
Harvey R. Margolis

/S/ Eyk H.A. Van Otterloo                President-International;   November 16, 1995
Eyk H.A. Van Otterloo                    Trustee

                                                    *By: /S/ R. Jeremy Grantham
                                                     R. Jeremy Grantham
                                                     Attorney-in-Fact

                                  Ropes & Gray
                             One International Place
                        Boston, Massachusetts 02110-2624
                                 (617) 951-7439
                               Fax: (617) 951-7050

                                                              November 16, 1995



GMO Trust (the "Trust")
40 Rowes Wharf
Boston, Massachusetts  02110

Gentlemen:

         We are furnishing this opinion in connection with Post-Effective Amendment No. 25 to your Registration Statement on Form N-1A under the Securities Act of 1933 (the "Registration Statement"). You have informed us that in the Registration Statement you intend to register 38,501,027 shares of beneficial interest of the GMO Core Fund, 64,075,182 shares of beneficial interest of the GMO International Core Fund, 14,124,294 shares of beneficial interest of the GMO Currency Hedged International Core Fund, 52,854,123 shares of beneficial interest of the GMO Emerging Markets Fund and 9,407,338 shares of beneficial interest of the GMO Global Hedged Equity Fund pursuant to the provisions of Rule 24e-2 under the Investment Company Act (collectively, the "24e Shares"), which 24e Shares are in addition to your shares of beneficial interest which you have previously offered and sold or are currently offering. You have also informed us that you propose to offer and sell from time to time the 24e Shares, for cash or securities at the net asset value per share, determined in accordance with your Bylaws.

         We have examined your Agreement and Declaration of Trust, as amended, on file in the office of the Secretary of State of The Commonwealth of Massachusetts. We are familiar with the actions taken by your Trustees to authorize the issue and sale from time to time of your shares of beneficial interest at not less than net asset value and have assumed that the 24e Shares will be issued and sold in accordance with such action. We have also examined a copy of your By-laws and such other documents as we have deemed necessary for the purposes of this opinion.

         Based on the foregoing, we are of the opinion that: (1) the Fund is authorized to issue an unlimited number of shares of beneficial interest of the GMO Core Fund, GMO Tobacco-Free Core Fund, GMO Value Allocation Fund, GMO Growth Allocation Fund, GMO U.S. Sector Allocation Fund, GMO Core II Secondaries Fund, GMO Fundamental Value Fund, GMO International Core Fund, GMO Currency Hedged International Core Fund, GMO International Small Companies Fund, GMO Japan Fund, GMO Emerging Markets Fund, GMO Global Hedged Equity Fund, GMO Domestic Bond Fund, GMO Short-Term Income Fund, GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO Global Bond Fund, GMO Emerging Country Debt Fund, GMO Core Emerging Country Debt Fund and the Pelican Fund (the "series"), and (2) that upon the issue and sale of any 24e Shares for cash or securities at net asset value, determined in accordance with your Bylaws, such 24e Shares so issued will be duly authorized, validly issued, fully paid and non-assessable.

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its indemnification out of the property of the particular series of shares from and against all claims and liabilities to which any shareholder of that series may become subject by reason of his being or having been a shareholder and for reimbursement (out of such series' property) of all expenses reasonably incurred by the shareholder in connection with any such claim or liability. Thus, the risk of shareholder liability is limited to circumstances in which that series of shares itself would be unable to meet its obligations.

         We consent to the filing of this opinion as an exhibit to the Registration Statement.

                                Very truly yours,



                                  Ropes & Gray